Taxation on Ordinary Activities - Summary of Factors Affecting the Taxation Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Profit before taxation	£ 7,912	£ 8,351	£ 29,527
Less: share of post-tax results of associates and joint ventures	(498)	(419)	(24,209)
Profit before tax excluding associates and joint ventures	7,414	7,932	5,318
Tax at 19% (2018 and 2017: 19%) on the above	1,409	1,507	1,010
Tax at standard rates other than UK corporation tax rate	353	384	389
Other national tax charges	147	204	119
Permanent differences	122	7	40
Overseas tax on distributions			25
Overseas withholding taxes	106	155	191
Double taxation relief on UK profits	(29)	(35)	(29)
Unutilised/(utilised) tax losses	16	5	(38)
Adjustments in respect of prior periods	(60)	(11)	2
Deferred tax relating to changes in tax rates	(47)	(70)	(9,620)
Deemed US repatriation tax			34
Release of deferred tax on unremitted earnings of associates			(180)
Additional net deferred tax charges/(credits)	46	(5)	(72)
Taxation on ordinary activities	£ 2,063	£ 2,141	£ (8,129)
Tax at 19% (2018 and 2017: 19%) on the above, percentage	19.00%	19.00%	19.00%
Tax at standard rates other than UK corporation tax rate, percentage	4.80%	4.80%	7.30%
Other national tax charges, percentage	2.00%	2.60%	2.20%
Permanent differences, percentage	1.60%	0.10%	0.80%
Overseas tax on distributions, percentage			0.50%
Overseas withholding taxes, percentage	1.40%	1.90%	3.60%
Double taxation relief on UK profits, percentage	(0.40%)	(0.40%)	(0.50%)
Unutilised/(utilised) tax losses, percentage	0.20%	0.10%	(0.70%)
Adjustments in respect of prior periods, percentage	(0.80%)	(0.10%)	0.00%
Deferred tax relating to changes in tax rates, percentage	(0.60%)	(0.90%)	(180.90%)
Deemed US repatriation tax, percentage			0.60%
Release of deferred tax on unremitted earnings of associates, percentage			(3.40%)
Additional net deferred tax charges/(credits), percentage	0.60%	(0.10%)	(1.40%)
Total average effective tax rate	27.80%	27.00%	(152.90%)